Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Changes in Property, Plant and Equipment

Movements in property, plant and equipment were as follows:

	Plant and equipment	Other fixed assets	Total
	(euros in thousands)
Balance as at January 1, 2016
Costs	325	1,220	1,545
Accumulated depreciation	(171)	(1,049)	(1,220)

Book value	154	171	325

Changes in book value
Additions	330	166	496
Depreciation	(56)	(117)	(173)
Disposals (Cost)	(6)	—	(6)
Disposals (Accumulated depreciation)	6	—	6

Balance	274	49	323

Balance as at December 31, 2016
Costs	649	1,386	2,035
Accumulated depreciation	(221)	(1,166)	(1,387)

Book value	428	220	648

Changes in book value
Additions	663	113	776
Depreciation	(186)	(70)	(256)
Disposals (Cost)	(51)	(1,086)	(1,137)
Disposals (Accumulated depreciation)	51	1,086	1,137

Balance	477	43	520

Balance as at December 31, 2017
Costs	1,261	413	1,674
Accumulated depreciation	(356)	(150)	(506)

Book value	905	263	1,168